MANNING & NAPIER FUND, INC.

Supplement dated June 17, 2013 to the following Prospectuses:

The Prospectuses dated March 1, 2013 for the following Series and Classes:

Pro-Blend Conservative Term Series – Classes S, I, C, R, Z and E

Pro-Blend Moderate Term Series – Classes S, I, C, R, Z and E

Pro-Blend Extended Term Series – Classes S, I, C, R, Z and E

Pro-Blend Maximum Term Series – Classes S, I, C, R, Z and E

Tax Managed Series – Class A, B, Z, D, and E

Equity Series

Overseas Series

Target Income Series – Classes C, I, K and R

Target 2010 Series – Classes C, I, K and R

Target 2015 Series – Classes C, I, K and R

Target 2020 Series – Classes C, I, K and R

Target 2025 Series – Classes C, I, K and R

Target 2030 Series – Classes C, I, K and R

Target 2035 Series – Classes C, I, K and R

Target 2040 Series – Classes C, I, K and R

Target 2045 Series – Classes C, I, K and R

Target 2050 Series – Classes C, I, K and R

Target 2055 Series – Classes C, I, K and R

(the “Target Series Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

1.	Changes with Respect to All Prospectuses Identified Above

Effective May 1, 2013, Robert F. Pickels has been added to the Series’ portfolio management teams. Accordingly, the “Portfolio Managers” section of the summary section of each Series in each of the Prospectuses identified above is hereby revised to reflect the following new information:

Robert F. Pickels, CFA®

Senior Analyst/Managing Director of Focused Opportunities Group, has managed the Series since 2013.

In addition, the introduction to the “Portfolio Managers” sub-section of the “Management” section of the prospectuses identified above is hereby deleted and replaced by the following:

The Advisor’s investment professionals are organized under three Overview Groups, three Portfolio Groups and five Sector Groups. Overview Groups provide macro-economic, statistical and thematic research on a global basis. Portfolio Groups employ research that focuses on a particular asset class or investment strategy (e.g., growth, income/yield, etc.). Sector Groups focus on company-specific research within their specific market sector.

The Series are managed by the Advisor’s Core Team, which includes the heads of several of the Advisor’s various Overview, Portfolio and Sector Groups. The Core Team is jointly and primarily responsible for making investment decisions for the Series, and all investment recommendations are approved by at least one member of the Core Team. The Series are managed under the oversight of the Advisor’s Senior Research Group, which includes the heads of all Overview, Portfolio and Sector Groups discussed above.

The following investment professionals serve on the Advisor’s Core Team:

In addition, the “Portfolio Managers” section in the “Management” section of each of the prospectuses identified above is hereby revised to reflect the following new information:

Robert F. Pickels, CFA®

Senior Analyst/Managing Director of Focused Opportunities Group

Joined the Advisor in 2002. Senior Analyst since 2003. Managing Director and member of Senior Research Group since 2013.

2.	Changes with Respect to the Target Income Series

In the “Summary of Past Performance” section of the Target Income Series’ summary section of the Target Series Prospectus, the Average Annual Total Return table is hereby deleted and replaced by the following:

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
	1 Year	Since Inception
Class K Shares
Return Before Taxes	8.69%	5.46%
Return After Taxes on Distributions	7.29%	4.31%
Return After Taxes on Distributions and Sale of Series Shares	6.60%	4.20%
Class I Shares — Return Before Taxes	9.04%	5.73%
Class R Shares — Return Before Taxes	8.41%	5.20%
Class C Shares — Return Before Taxes	7.91%	4.67%
Indices: (reflect no deduction for fees, expenses, or taxes)
Barclays Capital U.S. Intermediate Aggregate Bond Index	3.56%	5.17%
Target Income Blended Index	6.89%	5.24%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supp 06/2013